Cryptocurrencies	6 Months Ended
Jun. 30, 2026
Cryptocurrencies [Abstract]
Cryptocurrencies

8. Cryptocurrencies

The following table presents the Company’s significant cryptocurrencies holdings as of December 31, 2025:

	Quantity	Cost Basis	Fair Value
BNB	126,662	636,265,511	768,554,830
Other Cryptocurrency	0.00	716	590
Total cryptocurrencies held as of December 31, 2025		636,266,227	768,555,420

The following table presents the Company’s significant cryptocurrencies holdings as of June 30, 2026:

	Quantity	Cost Basis	Fair Value
BNB	103,357	510,387,991	383,573,001
USDT	1,437,052	9,787,616	9,787,616
Other Cryptocurrency	1	4	4
Total cryptocurrencies held as of June 30, 2026		520,175,611	393,360,621

As of December 31, 2025 and June 30, 2026, BNB with fair value of nil and RMB24,593,343 was pledged as collateral for borrowings denominated in cryptocurrencies, respectively (see Note 14).